Share-based compensation - Summary of Non-Vested Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Granted, Weighted average grant-date fair value	$ 1.78	$ 1.03	$ 1.53
Share Compensation Plan [Member]
Non-vested, Number of options - Beginning balace	1,204,223
Non-vested, Number of options Granted	1,615,000	1,082,000	1,242,500
Non-vested, Number of options Vested	(1,472,717)
Non-vested, Number of options Forfeited	(820)
Non-vested, Number of options - Ending balace	1,345,686	1,204,223
Non-vested, Weighted average grant-date fair value - Beginning balace	$ 1.22
Granted, Weighted average grant-date fair value	1.78
Vested, Weighted average grant-date fair value	1.78
Forfeited, Weighted average grant-date fair value	1.42
Non-vested, Weighted average grant-date fair value- Ending balace	$ 1.68	$ 1.22